Schedule of Investments(a)
May 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–95.43%
Aerospace & Defense–2.31%
RTX Corp.	450,281	$61,454,351
Textron, Inc.	394,141	29,178,258
		90,632,609
Air Freight & Logistics–1.08%
FedEx Corp.	194,141	42,342,152
Application Software–1.04%
Salesforce, Inc.	154,497	40,998,869
Asset Management & Custody Banks–1.30%
KKR & Co., Inc., Class A	419,228	50,919,433
Automobile Manufacturers–0.79%
General Motors Co.	622,057	30,860,248
Broadline Retail–2.51%
Amazon.com, Inc.(b)	479,311	98,263,548
Building Products–2.22%
Johnson Controls International PLC	859,238	87,100,956
Communications Equipment–1.34%
Cisco Systems, Inc.	833,588	52,549,388
Diversified Banks–8.15%
Bank of America Corp.	2,912,943	128,548,175
PNC Financial Services Group, Inc. (The)	304,344	52,898,031
Wells Fargo & Co.	1,850,680	138,393,850
		319,840,056
Electric Utilities–3.46%
American Electric Power Co., Inc.	380,020	39,328,270
FirstEnergy Corp.	776,317	32,558,735
PPL Corp.	1,831,979	63,661,270
		135,548,275
Electrical Components & Equipment–2.51%
Emerson Electric Co.	497,249	59,361,585
Vertiv Holdings Co., Class A	362,046	39,075,625
		98,437,210
Electronic Components–0.97%
Coherent Corp.(b)	504,044	38,120,848
Electronic Equipment & Instruments–0.89%
Zebra Technologies Corp., Class A(b)	121,190	35,117,226
Fertilizers & Agricultural Chemicals–1.05%
Corteva, Inc.	579,884	41,055,787
Food Distributors–3.57%
Sysco Corp.	962,308	70,248,484
US Foods Holding Corp.(b)	882,789	69,846,266
		140,094,750
Footwear–1.09%
NIKE, Inc., Class B	704,565	42,689,593
Shares		Value
Health Care Equipment–2.30%
GE HealthCare Technologies, Inc.	332,664	$23,466,119
Medtronic PLC	804,174	66,730,358
		90,196,477
Health Care Services–1.41%
CVS Health Corp.	866,236	55,473,753
Household Products–1.30%
Procter & Gamble Co. (The)	301,288	51,185,818
Industrial Machinery & Supplies & Components–3.66%
Fortive Corp.	871,045	61,138,649
Parker-Hannifin Corp.	123,872	82,337,718
		143,476,367
Insurance Brokers–1.94%
Willis Towers Watson PLC	240,072	75,994,792
Integrated Oil & Gas–5.02%
Chevron Corp.	418,901	57,263,767
Exxon Mobil Corp.	548,451	56,106,537
Shell PLC (United Kingdom)	1,536,402	50,693,439
Suncor Energy, Inc. (Canada)(c)	919,436	32,687,931
		196,751,674
Interactive Media & Services–2.24%
Alphabet, Inc., Class A	303,136	52,060,577
Meta Platforms, Inc., Class A	55,097	35,674,756
		87,735,333
Investment Banking & Brokerage–3.22%
Charles Schwab Corp. (The)	884,598	78,145,387
Goldman Sachs Group, Inc. (The)	80,233	48,175,905
		126,321,292
IT Consulting & Other Services–1.16%
Cognizant Technology Solutions Corp., Class A	562,051	45,520,510
Managed Health Care–3.52%
Centene Corp.(b)	775,576	43,773,509
Elevance Health, Inc.	73,745	28,306,281
Humana, Inc.	105,890	24,686,136
UnitedHealth Group, Inc.	136,169	41,110,783
		137,876,709
Movies & Entertainment–1.89%
Walt Disney Co. (The)	657,271	74,297,914
Multi-line Insurance–1.28%
American International Group, Inc.	594,483	50,317,041
Oil & Gas Exploration & Production–2.35%
ConocoPhillips	668,098	57,022,164
EQT Corp.	636,151	35,071,005
		92,093,169
Pharmaceuticals–5.80%
Bristol-Myers Squibb Co.	835,259	40,326,304
See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Shares		Value
Pharmaceuticals–(continued)
Johnson & Johnson	508,998	$79,001,580
Merck & Co., Inc.	379,890	29,190,748
Pfizer, Inc.	1,049,551	24,653,953
Sanofi S.A.	547,117	54,186,956
		227,359,541
Property & Casualty Insurance–0.87%
Allstate Corp. (The)	162,492	34,102,196
Rail Transportation–1.20%
Norfolk Southern Corp.	190,773	47,143,824
Real Estate Services–1.46%
CBRE Group, Inc., Class A(b)	456,844	57,114,637
Regional Banks–1.55%
Citizens Financial Group, Inc.	1,508,010	60,848,204
Restaurants–1.18%
Starbucks Corp.	550,599	46,222,786
Semiconductor Materials & Equipment–0.99%
Lam Research Corp.	478,442	38,653,329
Semiconductors–4.19%
Microchip Technology, Inc.	1,324,694	76,885,240
NVIDIA Corp.	365,139	49,341,233
NXP Semiconductors N.V. (Netherlands)	199,301	38,092,400
		164,318,873
Specialty Chemicals–1.45%
DuPont de Nemours, Inc.	422,618	28,230,882
PPG Industries, Inc.	257,867	28,571,664
		56,802,546
Systems Software–3.72%
Microsoft Corp.	210,555	96,931,100
Oracle Corp.	294,791	48,796,754
		145,727,854
Tobacco–2.27%
Philip Morris International, Inc.	493,529	89,126,402
Shares		Value
Trading Companies & Distributors–1.23%
Ferguson Enterprises, Inc.	264,825	$48,288,191
Transaction & Payment Processing Services–2.83%
Fidelity National Information Services, Inc.	675,308	53,761,270
Fiserv, Inc.(b)	352,189	57,332,847
		111,094,117
Wireless Telecommunication Services–1.12%
T-Mobile US, Inc.	181,557	43,973,105
Total Common Stocks & Other Equity Interests (Cost $2,671,299,267)		3,742,587,402
Money Market Funds–4.39%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e)	60,354,626	60,354,626
Invesco Treasury Portfolio, Institutional Class, 4.22%(d)(e)	112,087,922	112,087,922
Total Money Market Funds (Cost $172,442,548)		172,442,548
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $2,843,741,815)		3,915,029,950
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.86%
Invesco Private Government Fund, 4.29%(d)(e)(f)	9,354,582	9,354,582
Invesco Private Prime Fund, 4.45%(d)(e)(f)	24,336,573	24,341,440
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $33,696,022)		33,696,022
TOTAL INVESTMENTS IN SECURITIES–100.68% (Cost $2,877,437,837)		3,948,725,972
OTHER ASSETS LESS LIABILITIES—(0.68)%		(26,845,534)
NET ASSETS–100.00%		$3,921,880,438
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,923,577	$147,592,972	$(112,161,923)	$-	$-	$60,354,626	$1,104,208
Invesco Treasury Portfolio, Institutional Class	46,287,402	274,101,234	(208,300,714)	-	-	112,087,922	2,032,486
See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$14,526,116	$175,099,104	$(180,270,638)	$-	$-	$9,354,582	$156,133*
Invesco Private Prime Fund	37,845,036	428,504,572	(442,004,574)	-	(3,594)	24,341,440	440,172*
Total	$123,582,131	$1,025,297,882	$(942,737,849)	$-	$(3,594)	$206,138,570	$3,732,999

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/09/2025	State Street Bank & Trust Co.	EUR	38,259,892	USD	43,526,711	$69,132
06/09/2025	State Street Bank & Trust Co.	USD	1,940,633	CAD	2,682,456	14,684
06/09/2025	State Street Bank & Trust Co.	USD	4,195,443	EUR	3,729,971	41,252
06/09/2025	State Street Bank & Trust Co.	USD	805,478	GBP	604,958	9,633
Subtotal—Appreciation						134,701
Currency Risk
06/09/2025	Bank of New York Mellon (The)	CAD	33,761,690	USD	24,491,188	(118,647)
06/09/2025	Bank of New York Mellon (The)	GBP	28,052,780	USD	37,439,101	(358,805)
06/09/2025	State Street Bank & Trust Co.	CAD	2,730,726	USD	1,963,710	(26,791)
06/09/2025	State Street Bank & Trust Co.	EUR	3,996,690	USD	4,509,909	(29,739)
06/09/2025	State Street Bank & Trust Co.	GBP	1,267,531	USD	1,685,969	(21,884)
06/09/2025	State Street Bank & Trust Co.	USD	897,877	EUR	787,848	(2,998)
06/09/2025	State Street Bank & Trust Co.	USD	811,011	GBP	599,197	(3,662)
Subtotal—Depreciation						(562,526)
Total Forward Foreign Currency Contracts						$(427,825)

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,637,707,007	$104,880,395	$—	$3,742,587,402
Money Market Funds	172,442,548	33,696,022	—	206,138,570
Total Investments in Securities	3,810,149,555	138,576,417	—	3,948,725,972
Other Investments - Assets*
Forward Foreign Currency Contracts	—	134,701	—	134,701
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(562,526)	—	(562,526)
Total Other Investments	—	(427,825)	—	(427,825)
Total Investments	$3,810,149,555	$138,148,592	$—	$3,948,298,147

*	Unrealized appreciation (depreciation).
Invesco Growth and Income Fund